Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Acquisition of mineral property, January 2010, value				$ 300
Issuance of Common stock for cash, March 2010, value				1,800
Issuance of Common stock for cash, July 2010, value				500
Issuance of Common stock for cash, August 2010, value				221
Issuance of Common stock for cash, July and August 2011, value			545
Issuance of Common stock for mineral claim purchase option, August 2011, value			400
Effect of reverse merger recapitalization, September 30, 2011, value			(214,746)
Issuance of stock and warrants in private placement, September 2011, value			2,978,972
Additional shareholder contribution, October 2011, value			51,364
Stock-based compensation, value		513,912	392,189
Issuance of Common stock for services, April 2012, value		23,250
Issuance of Common stock for services, May 2012, value		17,000
Issuance of Common stock for services, June 2012, value		53,000
Net loss	(957,339)	(1,024,672)	(2,791,378)	(40,548)	(3,856,598)
Ending balance, value	(37,891)	(37,891)	379,619	(37,727)	(37,891)
Preferred Stock
Effect of reverse merger recapitalization, September 30, 2011, shares			711,539
Effect of reverse merger recapitalization, September 30, 2011, value			71
Issuance of stock and warrants in private placement, September 2011, shares			3,875,000
Issuance of stock and warrants in private placement, September 2011, value			388
Ending balance, shares	4,586,539	4,586,539	4,586,539		4,586,539
Ending balance, value	459	459	459		459
Common Stock
Acquisition of mineral property, January 2010, shares				923,077
Acquisition of mineral property, January 2010, value				92
Issuance of Common stock for cash, March 2010, shares				5,538,461
Issuance of Common stock for cash, March 2010, value				554
Issuance of Common stock for cash, July 2010, shares				1,538,462
Issuance of Common stock for cash, July 2010, value				154
Issuance of Common stock for cash, August 2010, shares				678,523
Issuance of Common stock for cash, August 2010, value				68
Issuance of Common stock for cash, July and August 2011, shares			1,678,612
Issuance of Common stock for cash, July and August 2011, value			168
Issuance of Common stock for mineral claim purchase option, August 2011, shares			4,000,000
Issuance of Common stock for mineral claim purchase option, August 2011, value			400
Effect of reverse merger recapitalization, September 30, 2011, shares			10,288,461
Effect of reverse merger recapitalization, September 30, 2011, value			1,029
Issuance of stock and warrants in private placement, September 2011, shares			5,252,250
Issuance of stock and warrants in private placement, September 2011, value			525
Issuance of Common stock for services, April 2012, shares		31,000
Issuance of Common stock for services, April 2012, value		3
Issuance of Common stock for services, May 2012, shares		25,000
Issuance of Common stock for services, May 2012, value		2
Issuance of Common stock for services, June 2012, shares		100,000
Issuance of Common stock for services, June 2012, value		10
Ending balance, shares	30,053,846	30,053,846	29,897,846	8,678,523	30,053,846
Ending balance, value	3,005	3,005	2,990	868	3,005
Additional Paid In Capital
Acquisition of mineral property, January 2010, value				208
Issuance of Common stock for cash, March 2010, value				1,246
Issuance of Common stock for cash, July 2010, value				346
Issuance of Common stock for cash, August 2010, value				153
Issuance of Common stock for cash, July and August 2011, value			377
Effect of reverse merger recapitalization, September 30, 2011, value			(215,846)
Issuance of stock and warrants in private placement, September 2011, value			2,978,059
Additional shareholder contribution, October 2011, value			51,364
Stock-based compensation, value		513,912	392,189
Issuance of Common stock for services, April 2012, value		23,247
Issuance of Common stock for services, May 2012, value		16,998
Issuance of Common stock for services, June 2012, value		52,990
Ending balance, value	3,815,243	3,815,243	3,208,096	1,953	3,815,243
Deficit Accumulated During the Exploration Stage
Net loss		(1,024,672)	(2,791,378)	(40,548)
Ending balance, value	$ (3,856,598)	$ (3,856,598)	$ (2,831,926)	$ (40,548)	$ (3,856,598)